Related Party Transactions (Details Textual) (Ct Group [Member])	12 Months Ended
Dec. 31, 2009
Ct Group [Member]
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance	1,600,000
Share Based Goods And Non Employee Service Transaction Exercise Price	2.00
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term	2 years